Label	Element	Value
Equity Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Opportunities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity investments selected for their potential to achieve capital appreciation over the long-term. The Portfolio generally invests in common stocks of U.S. companies of any market capitalization range though the Portfolio will focus mainly on large capitalization companies. Other types of equity securities in which the Portfolio may invest include preferred stocks, warrants and rights. The Portfolio may also invest in foreign investments, including emerging markets.

The subadviser uses fundamental research and quantitative models to select securities for the Portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

•	Fundamental analysis of issuers regarding factors such as financial performance, position in their industry, the strength of their business model and their management;
•	Quantitative models to rank securities within each sector to identify potential buy and sell candidates for further research. A number of company-specific factors are analyzed in constructing the models, including valuation, price momentum and company fundamentals; and

The Portfolio aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In addition, the subadviser uses the following sell criteria:

•	the stock price is approaching its target,
•	the company’s competitive position deteriorates,
•	poor execution by the company’s management, or
•	more attractive alternative investment ideas have been identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Model Risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the Portfolio having a lower return than if the Portfolio were managed using another model or investment strategy. In addition, the investment models used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.

Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “fund of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective May 1, 2007, OppenheimerFunds, Inc. (“Oppenheimer”) assumed subadvisory duties of the Portfolio. Prior to May 1, 2007, Federated Equity Management of Pennsylvania served as subadviser. Also, effective May 1, 2007, the management fee rate for the Portfolio increased. If the higher fee rate had been in effect during the periods shown in the bar chart and performance table, returns would have been less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10-year period shown in the bar chart, the highest return for a quarter was 23.87% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.60% (quarter ended December 31, 2008). The year-to-date calendar return as of March 31, 2017 was 5.88%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.60%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2016)
Equity Opportunities Portfolio | Russell 1000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.08%
Equity Opportunities Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
Annual Return 2007	rr_AnnualReturn2007	0.09%
Annual Return 2008	rr_AnnualReturn2008	(38.44%)
Annual Return 2009	rr_AnnualReturn2009	32.03%
Annual Return 2010	rr_AnnualReturn2010	17.05%
Annual Return 2011	rr_AnnualReturn2011	(0.07%)
Annual Return 2012	rr_AnnualReturn2012	16.89%
Annual Return 2013	rr_AnnualReturn2013	31.16%
Annual Return 2014	rr_AnnualReturn2014	10.46%
Annual Return 2015	rr_AnnualReturn2015	3.00%
Annual Return 2016	rr_AnnualReturn2016	11.64%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.36%
Equity Opportunities Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.20%
Equity Opportunities Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.10%